Securities Act File No. 333-115038

Investment Company Act File No. 811- 21575

As filed with the Securities and Exchange Commission on October  28, 2008

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                        [  ]

                                                                    Pre-Effective Amendment No. ___

                [  ]

                                                                    Post-Effective Amendment No. _4__

                [X]

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

                                                                    Pre-Effective Amendment No.

             [   ]

                                                                    Post-Effective Amendment No.   4 _

             [X]

(Check Appropriate Box or Boxes)

Bryce Capital Funds

(Exact Name of Registrant as Specified in Charter)

2 Thornell Road

Pittsford, New York 14534

Attention:  Dennis Lohouse

 (585) 381-2990

Dennis Lohouse

2 Thornell Road

Pittsford, New York 14534

(Name and Address of Agent of for Service)

With a copy to:

Thomas R. Westle, Esq. Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC The Hauppauge Corporate Center 150 Motor Parkway Hauppauge, New York 11788

As soon as practicable after the effective date

(Approximate Date of Proposed Public Offering)

Shares of Beneficial Interest

(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

(   )

immediately upon filing pursuant to paragraph (b).

(X)

on October 31, 2008 pursuant to paragraph (b).

(   )

60 days after filing pursuant to paragraph (a)(1).

(   )

on (date) pursuant to paragraph (a)(1).

(   )

75 days after filing pursuant to paragraph (a)(2).

(   )

on (date)  pursuant to paragraph (a)(2) of Rule 485.

PROSPECTUS

Bryce Capital Growth Fund (BCFGX)
Bryce Capital Value Fund (BCFVX)
 each a series of Bryce Capital Funds

October 31, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents

This Prospectus outlines information you should know before purchasing shares of the Bryce Capital Growth Fund or the Bryce Capital Value Fund, each a series of Bryce Capital Funds.  You should read and retain this Prospectus for future reference.

RISK/RETURN SUMMARY

3

PERFORMANCE

5

FEES AND EXPENSES

6

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

7

INVESTMENT ADVISER

11

HOW THE FUNDS VALUE THEIR SHARES

12

HOW TO PURCHASE AND REDEEEM SHARES

12

FEDERAL TAX CONSIDERATIONS

21

DISTRIBUTION OF SHARES

22

FINANCIAL HIGHLIGHTS

24

SHAREHOLDER PRIVACY NOTICE

26

ADDITIONAL INFORMATION

35

RISK/RETURN SUMMARY

Bryce Capital Funds, a Delaware statutory trust (the “Trust”), is registered with the U.S. Securities and Exchange Commission as an open-end management investment company that currently has two diversified series which offer a broad range of equity style investment opportunities for investors.  The two series are Bryce Capital Growth Fund (the “Growth Fund”) and Bryce Capital Value Fund (the “Value Fund”).  Collectively, the Growth Fund and Value Fund shall be referred to herein as the “Funds.”

BRYCE CAPITAL GROWTH FUND

Investment Objective

The Growth Fund’s investment objective is capital appreciation, which is a non-fundamental policy that may be changed by the Trust’s Board of Trustees upon 60 days written notice to shareholders.

Principal Investment Strategies

The Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of equity securities of U.S. and foreign issuers that Bryce Capital Management, LLC, the investment adviser (“the Adviser”) of the Funds, believes offer above average growth and which meet the Growth Fund’s valuation and quality standards.  For the purposes of the Growth Fund, equity securities include common stock and securities convertible into common stock.  The Adviser applies a “bottoms up,” growth–oriented approach, focusing on the market price of an issuer’s equity securities relative to the Adviser’s evaluation of that issuer’s future earnings stream and cash flow potential.

Principal Investments

The Growth Fund focuses on the equity securities of large and mid-cap U.S. issuers, but can invest its assets without regard to market capitalization, and may invest up to 50% of its net assets in the equity securities of foreign issuers whose securities trade on a U.S. securities exchange or in the over the counter market.

Principal Risks

The Growth Fund is an equity fund whose primary risk is that the rate of growth of its portfolio securities is not at a rate that is suitable to the Growth Fund’s investment objective, as determined by the Adviser.  The market value of the Growth Fund’s portfolio securities could also decrease if the stock market goes down.  If the value of the Growth Fund’s portfolio decreases, then the Growth Fund’s net asset value will also decline. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The return on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock market.  Growth stocks may be particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.  Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.  In addition, the Growth Fund is also susceptible to management risk, which is the risk that the Adviser’s investment techniques and decisions will not produce the intended result.

The Growth Fund is also susceptible to the risks associated with the size of the issuers in which the Growth Fund invests.  The Growth Fund focuses its investments in the securities of large and mid-cap issuers, but can invest without regard to market capitalization.  Market capitalization, which is the total market value of an issuer’s outstanding stock, is often used to classify issuers based on size.  Securities of smaller issuers tend to be subject to more abrupt and erratic price movements than securities of larger issuers, in part because they may have limited product lines, markets or financial resources.  To the extent that the Growth Fund invests in foreign securities, the Growth Fund is subject to risks associated with these types of securities, which include, but are not limited to, currency risk (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability or the movement of assets), different trading practices, less government supervision and less publicly available information.

BRYCE CAPITAL VALUE FUND

Investment Objective

The Value Fund’s investment objective is capital appreciation, which is a non-fundamental policy that may be changed by the Trust’s Board of Trustees upon 60 days written notice to shareholders.

Principal Investment Strategies

The Value Fund seeks to achieve its investment objective by investing at least 80% of its net assets in an equally weighted portfolio of the common stock of approximately 50 issuers that have been identified by the Adviser as being undervalued.  The Adviser generally considers those common stocks listed in the Wilshire 5000 Index for inclusion in the Value Fund’s investment portfolio, but may invest in the common stock of issuers that are not listed in the Wilshire 5000 Index.   In selecting portfolio securities, the Adviser looks for those issuers whose stock prices are below what the Adviser considers to be the fair market value using both a qualitative analysis and a quantitative analysis.  The Adviser purchases stocks of these undervalued issuers and holds them until either their stock price reflects the anticipated fair market value or until the fundamental and technical outlook for the common stock changes.

Principal Investments

The Value Fund invests in common stocks of U.S. issuers that are included in the Wilshire 5000 Index without regard to market capitalization and may invest up to 50% of its net assets in the common stock of foreign issuers whose securities are traded on U.S. securities exchanges or in the over the counter market.

Principal Risks

Because the Value Fund invests primarily in common stock, the Value Fund is subject to the risks associated with stock investments, and the Value Fund’s share price therefore may fluctuate substantially.  The Value Fund’s share price will be affected by changes in the stock markets generally, and factors specific to an issuer or an industry will affect the prices of particular stocks held by the Value Fund (for example, poor earnings, loss of major customers, availability of basic resources or supplies, major litigation against an issuer, or changes in governmental regulation affecting an industry).

A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock markets.  In addition, the Value Fund is also susceptible to management risk, which is the risk that the Adviser’s investment techniques and decisions will not produce the intended result.  As a result when you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Because the Value Fund may invest in the common stock of issuers without regard to market capitalization, it is susceptible to the risks associated with market capitalization.  To the extent that the Value Fund invests in foreign securities, the Value Fund will be subject to several risks associated with these types of securities, which include, but are not limited to, currency risk  (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability or the movement of assets), different trading practices, less government supervision and less publicly available information.

PERFORMANCE

The chart and the table below show how the Funds have performed and provide some indication of the risks of investing in the Funds by showing how the Funds’ performance has varied from year to year. The bar chart shows changes in the yearly performance of the Funds for full calendar years. The table below it compares the performance of the Funds over time to the Funds’ benchmark index, the S&P 500.

The chart and table assume reinvestment of dividends and distributions. Past performance  (before and after taxes) does not indicate how the Funds will perform in the future.

*The year to date return as of the most current Calendar Quarter which ended on September 30, 2008 was -19.28% for the Bryce Capital Value Fund and -19.42% for the Bryce Capital Growth Fund.

Best and Worst Quarter Performance

	Return	Date

Bryce Capital Growth Fund
Best Quarter	13.73%	9/30/2007
Worst Quarter	-15.47%	3/31/2008

Bryce Capital Value Fund
Best Quarter	19.48%	6/30/2008
Worst Quarter	-24.95%	9/30/2008

The performance data shown is historical.  Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.  The principal value and investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  You can obtain performance information current to the most recent month end by calling 1-866-62BRYCE.

* The Funds went effective on 9/14/04; which is the inception date.

** The S&P 500 is an unmanaged market capitalization –weighted index of common stocks generally considered to be representative of the stack market in general.  You cannot invest directly in an index.

Note on after-tax returns: Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table.  When calculating after-tax return figures for a fund, we assume the shareholder was in the highest federal marginal income tax bracket at the time of each distribution of income or capital gains, but we do not consider state or local income taxes.  Please note that actual after-tax returns are not relevant for a shareholder who holds shares of a Fund in a tax-deferred account such as an individual retirement account or a 401(k) plan.  Also, figures captioned Return After Taxes on Distributions and Sale of Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of a Fund.

Shareholder fees are those paid directly from your investment and may include sales loads or redemption fees.  Each Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of a Fund.

Annual fund operating expenses are paid out of a Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

Shareholder Fees (fees paid directly from your investment)	Growth Fund	Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None
Redemption Fee on Shares Held Less Then 5 Days (as a % of amount redeemed) (1)	2%	2%

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees (2)	0.25%	0.25%
Other Expenses (3)	1.33%	0.42%
Total Annual Fund Operating Expenses(4)	2.58%	1.67%
Fee Waiver and/or Expense Limitation(4)	-1.33%	-0.42%
Net Expenses (2)(5)	1.25%	1.25%

Example The following examples are intended to help you compare the cost of investing in shares of each Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Growth Fund	Value Fund
1 Year	$ 127	$ 127
3 Year	$ 397	$ 397
5 Year	$ 686	$ 686
10 Year	$ 1,511	$ 1,511

(1)

The Trust assesses a redemption fee equal to 2% of the net amount of the redemption if you redeem  our shares less than 5 business days after you purchase them.  If this fee were imposed it would raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities.

(2)

The Distribution (12b-1) Fee, initially approved by the Trust’s Board of Trustees on June 28, 2004, but will not be implemented until a later date as was determined at the sole discretion of the Trust’s Board of Trustees.

(3)

These expenses, which include custodian, administration, transfer agency, shareholder servicing and other customary fund expenses are based on actual amounts incurred during the Funds’ most recent fiscal year.  Other Expenses do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  In addition, you may be charged a $10.00 fee for wire redemptions and will be assessed fees for outgoing wire transfers and returned checks.

(4)

Total Annual Fund Operating Expenses include the Distribution (12b-1) Fees of 0.25%.  However, such fee is not currently being implemented.

(5)         The Adviser has agreed contractually to waive a portion of its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until June 30, 2009, such that the Total Annual Fund Operating Expenses for the Funds do not exceed 1.25% of average daily net assets, subject to possible recoupment from the applicable Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  No Reimbursement Amount will be paid to the Adviser unless the Trust's Board of Trustees has determined in advance that a reimbursement is in the best interest of a Fund and its shareholders.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

BRYCE CAPITAL GROWTH FUND

Principal Investment Strategies

The Growth Fund invests at least 80% of its net assets in a diversified portfolio of the equity securities of domestic issuers and those foreign issuers whose securities are traded on a U.S. securities exchange or in the over the counter market.   The Growth Fund does not invest more than 50% of its net assets in the equity securities of foreign issuers.  For the purposes of the Growth Fund, equity securities include common stock and convertible debt securities.  Equity investments are driven by earnings growth and consistency, financial strength, market position and management.  The Adviser seeks out issuers that  it believe s will grow faster than the overall market and stocks that offer good potential to the Growth Fund’s shareholders.  When choosing equity securities for the Growth Fund, the Adviser applies a “bottoms up,” growth-oriented approach, focusing on the market price of an issuer’s securities relative to the Adviser’s evaluation of the issuer’s long-term earnings and cash flow potential.  The Adviser also considers an issuer’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The Adviser invests the Growth Fund’s net assets in issuers, which it believes have above average growth potential. Growth may be measured by factors such as earnings or revenue.  Issuers that have high growth potential tend to have higher than average price/earnings ratios.  The Adviser seeks to find equity securities that have both above average growth characteristics and attractive valuations as measured by price/earnings ratios and price/cash flow ratios.  Issuers with strong growth potential often have new products, technologies, distribution channels, markets or other opportunities, or have a strong market or industry position. These investments are often called “growth” stocks.

In buying and selling equity securities for the Growth Fund, the Adviser relies on its “fundamental” analysis of the issuer and the issuer’s potential for appreciation in light of its current financial condition, its industry position and the context of current and forecasted economic and market conditions. The Adviser considers the issuer’s growth potential, earnings estimates and management. The Growth Fund attempts to purchase the equity securities of these sought after growth stocks and hold them until their stock price has increased to, or is higher than, a level that the Adviser believes more accurately reflects the deemed growth potential of the issuer. This strategy is no guarantee against loss of capital.

An equity security represents a proportionate share of ownership of an issuer; its value is based on the success of the issuer’s business, any income paid to shareholders, the value of its assets, and general market conditions. The Growth Fund reserves the right to invest in foreign securities including those represented by American Depositary Receipts (ADR’s).  ADR’s are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. ADR’s are traded on U.S. stock exchanges and represent ownership of common stock in non-U.S. issuers.

BRYCE CAPITAL VALUE FUND

Principal Investment Strategy

The Value Fund uses a value investment strategy that looks for common stocks trading at less than a specific future multiple of annual earnings per share.  The Adviser considers those common stocks listed in the Wilshire 5000 Index for inclusion in the Value Fund’s investment portfolio, but may invest in the common stock of issuers that are not listed in the Wilshire 5000 Index.  Issuers may be undervalued for a number of reasons including market declines, poor economic conditions, actual or anticipated bad news regarding the market, industry or the issuer.  In addition to utilizing a number of proprietary tools to identify stocks considered under-valued in the marketplace, the Adviser also uses fundamental or qualitative analysis to further screen potential investment ideas.  Stocks that meet the quantitative model’s selection criteria, are then further reviewed by the Adviser considering factors such as the technical buying and selling patterns of the stock, the year over year top and bottom line growth rates, the anticipated future earnings per share growth rates, the historical price/earnings ratio ranges, the forward year price/earnings ratio, the number of successful earnings per share beats of consensus estimates, whether the consensus earnings estimates are rising or falling as well as other variables related to actual or anticipated industry product growth or issuer, industry or market based events.  Only stocks that meet both the quantitative and qualitative criteria will be added to the investment portfolio.

The Adviser actively manages the Value Fund to continually update the portfolio, to include those stocks with the highest appreciation potential. As a result, the Adviser actively adjusts portfolio composition in an effort to eliminate poor performing common stocks in favor of common stocks more likely to achieve their potential.

The Value Fund invests in the common stock of large, medium and small capitalization issuers.  The Value Fund may utilize index options, exchange traded index funds (ETFs) such as SPDRs, or other instruments from time to time as a surrogate for direct investments in certain common stocks.

The Value Fund equally weighs, at the time of purchase, the portfolio among the common stock of approximately 50 issuers that the Adviser believes hold the greatest potential to achieve the issuer ’ s fair market value.  Accordingly, the Value Fund’s portfolio is expected to be broadly diversified, with not more than 2% (at cost) of the Value Fund’s net assets, measured at the time of investment, invested in any single issuer.  The portfolio is frequently rebalanced, and any position that exceeds 3% of the Value Fund’s net assets, based on current market value, will likely be reduced.

Principal Risks

In addition to the risks set forth in the Risk/Return Summary, the Funds are subject to the following principal risks:

Growth Stock Risk (applies to the Growth Fund)

The return on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock market.  Growth stocks may be particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.  Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

Management Risk (applies to both Funds)

Each Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser applies its investment techniques and risk analyses in making investment decisions for each Fund, but there is no guarantee that its decisions will produce the intended results.

Stock Market Volatility (applies to both Funds)

Mutual Funds that focus their investment strategies on common stock are generally subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, each Fund is likely to decline in value and you could lose money.

Foreign Securities (applies to both Funds)

Investing in foreign securities directly or through ADR’s typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. issuers with significant foreign operations. These risks can increase the potential for losses in each Fund and affect share price.  Additional risks associated with investing in foreign securities include currency risk, political and economic instability, and differences in financial reporting standards and less stringent regulation of securities markets.

Directional Nature of Strategy (applies to both Funds)

Each Fund uses directional, “long only” investment strategies and as such returns will be substantially dependent upon price appreciation in the portfolio investments selected.  Since each Fund is broadly diversified, each is exposed to a broad variety of market risks, including issuer and event risks, broad market movements, general investor sentiment and economic and political developments.  Such risks will not be hedged, either by short selling or other techniques employed to limit losses or generate profits in declining markets.  Although at times each Fund may be invested in cash or cash equivalents, at many times it may be expected that the portfolios are fully invested on a long basis in securities and therefore are at risk to the market.

Quantitative Risk (applies to the Value Fund)

Elements of the Adviser’s selection process utilize a variety of market data, such as trending analysis and overall earnings perceptions, in evaluating stocks.  Such data is, in general, intended to identify securities with broad-based market interest and is based upon the assumption that such market strength will continue and result in future price appreciation, at least over some identifiable period of time.  As with other predominantly quantitative, market-driven trading systems, such historical analysis may indicate probabilities of price movements or relationships which are not necessary or inevitable or which may not necessarily recur in the future in a manner which will support a profitable trading strategy.  Future market conditions may or may not be sufficiently similar to that of prior markets to render such a methodology effective.  Stock prices in the future may reflect factors and considerations not present in prior markets.  Moreover, although the Value Fund intends to monitor stocks closely, a variety of relatively sudden events, including corporate announcements, earnings disappointments, product delays or problems, or developments as to competitors, can affect prices and change overall momentum relatively quickly.  Accordingly, market volatility can adversely affect the Value Fund’s performance.  In general, with a quantitative investment approach, individual positions may move against the overall portfolio, due to new information or factors not considered or duly weighted in the original system.

Value Strategy Risk (applies to the Value Fund)

The Value Fund’s investment strategy identifies common stocks, which are undervalued or overvalued by the market, based upon a variety of data, including projected earnings estimates.  Each common stock is subjected to a qualifying price/earnings ratio test.  “Value” investing assumes, in general, that markets may be inefficient and therefore may incorrectly value, or “misprice,” certain securities.  The success of such strategy is dependent upon the validity of such assumption, the eventual recognition by the market of such mispricing and the reflection of the same in future stock price movement.  However, if such values are in fact reflected in current stock prices, or the market fails or delays in recognizing such pricing disparities, the anticipated favorable price movement may not occur or be delayed in a manner which impairs profitability.

Limits and Effects of Diversification (applies to the Value Fund)

As described herein, the Value Fund’s objective is intended to generate a broadly diversified portfolio without regard to market capitalization, with no more than 2% (at cost) of the Value Fund’s net assets, measured at the time of purchase, invested in a particular issuer.   Although broad diversification can reduce the level of exposure to loss with respect to a single issuer, it can also have the effect of increasing investment exposure and correlation to overall market direction and other risks affecting the equity markets generally.  Broad diversification can also have the effect of diluting positive returns attributable to a limited number of securities within the Value Fund.

General Investment Risk (applies to both Funds)

On account of the factors described above, among others, an investment in either Fund should not be regarded as a complete investment program.  As with any investment strategy, there can be no assurance of any given level of either Fund’s investment return or that either Fund’s investment objective will in fact be realized.  There can be no assurance that use of the investment strategies will necessarily result in profitability or that either Fund will not incur losses.

Temporary Defensive Positions (applies to both Funds)

To respond to adverse market, economic, political or other conditions, each Fund may invest up to 100% of its net assets in a temporary defensive manner by holding cash, cash equivalents or other high quality short-term investments.  Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements.  Each Fund may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  In these circumstances, each Fund may be unable to achieve its investment objective.

Moderate Portfolio Turnover

For the fiscal year end June 30, 2008, the portfolio turnover rate for the Growth Fund was 52%, and the portfolio turnover rate for the Value Fund was 47%. In the first year of operation, the Funds’ tu rno ver rate for was higher than forecasted due to capital inflows.  The Fund s’ expects portfolio turnover to remain high and may exceed 100% in the current fiscal year.   You should be aware that either Fund might exceed these portfolio turnover rates in any given year.  Higher portfolio turnover activity typically results in higher brokerage costs to a Fund. In addition, higher portfolio turnover rates may result in higher rates of net realized capital gains to a Fund, which may increase the taxable gains incurred by shareholders.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds ’ Statement of Additional Information (the “SAI”) ..  Currently, disclosure of the Funds’ holdings is required to be made in the Annual Report and Semi-Annual Report to Fund s hareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports are available by contacting the Bryce Funds at 1-866-62BRYCE (1-866-622-7923) or on the Funds’ website at www.brycefunds.com ..

More detailed information about the Funds, their policies and risks can be found in the SAI.

INVESTMENT ADVISER

Bryce Capital Management, LLC, having offices located at 2 Thornell Road, Pittsford, NY 14534 is the Funds’ investment adviser.  The Adviser was formed in 1999 by Messrs. Edmond Sheidlower and Dennis Lohouse to provide discretionary investment management services to individuals and institutions.  As of June 30, 2008 , the Adviser managed approximately $155 million in client assets.

The Funds Portfolio Manager:

Edmond D. Sheidlower, CMFC – Principal, of the Adviser and lead Portfolio Manager.  In 1999, Mr. Sheidlower co-founded the Adviser.  Mr. Sheidlower is a graduate of Hobart College in Geneva, NY and holds a Bachelor of Arts degree in Economics.  Mr. Sheidlower has earned the Chartered Mutual Fund Counselor designation. Mr. Sheidlower is in his 21st year in the investment management business.

Under the advisory agreement entered into with the Trust, on behalf of each Fund, the Adviser manages each Fund’s assets.  The Adviser must adhere to the stated investment objective and policies of each Fund, and is subject to the control and supervision of the Trust’s Board of Trustees.   The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of each Fund.

Each Fund pays the Adviser a fee, payable monthly in arrears, for managing the Fund’s net assets equal to 1% per annum of a Fund’s average daily net assets.  A discussion regarding the basis for the Trust’s Board of Trustees’ approval of the Funds’ investment advisory agreement is available in the Funds’ Annual Report to Shareholders dated June 30, 2008.

The Adviser has contractually agreed to waive a portion of its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until June 30, 2009, such that the total annual fund operating expenses, for both Funds, do not exceed 1.25% of average daily net assets, whether or not the Rule 12b-1 Distribution Plan is in effect, subject to possible recoupment from a Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.

HOW THE FUNDS VALUE THEIR SHARES

The price at which you purchase and sell a Fund’s shares is called the Fund’s net asset value (“NAV”) per share.  A Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding.  Each Fund calculates its NAV once daily as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) on days when a Fund is open for business. These are generally the same days that the NYSE is open for trading. Each Fund does not calculate NAV on days the NYSE is closed (including national holidays and Good Friday). The price of the shares you purchase or redeem will be the next NAV calculated after your order is received by each Fund’s transfer agent, or other financial intermediary with the authority to take orders on each Fund’s behalf.

The value of each Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, each Fund uses those quotations to price a security. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If a security does not have a readily available market quotation, each Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Trust’s Board of Trustees. The Trust’s Board of Trustees has established fair value pricing procedures. Each Fund may use pricing services to assist in the determination of market value.

Foreign securities may trade during hours and on days that the NYSE is closed and when each Fund’s NAV is not calculated. Although each Fund’s NAV may be affected, you will not be able to purchase or redeem shares on these days.

Anti-Money Laundering and Customer Identification Program

The USA Patriot Act requires financial institutions, including the Trust, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new application form, you are required to supply the Trust with information, such as taxpayer identification number, that will assist the Trust in verifying your identity.  As required by law, the Trust may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-US person that does not have an identification number, we require alternative government issued documentation certifying the existence of the person, business or enterprise.

HOW TO PURCHASE AND REDEEM SHARES

Types of Account Ownership

You may buy shares of a Fund at the Fund’s NAV next determined after you place your order.  If you are making an initial investment in a Fund, you will need to open an account.  You may establish the following types of accounts: Individual or Joint Ownership, Custodial, Trust, Corporation, Partnerships or Other Legal Entities.

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Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account.  We treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners.  However, we require each owner’s signature guarantee for any transaction requiring a signature guarantee.

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Custodial Accounts. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

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Trust.  A trust can open an account.  You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

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Business Accounts. Corporations, partnerships and other legal entities may also open an account.  A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

Tax-Deferred Accounts

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans also may be tax deductible.  The types of tax-deferred accounts that may be opened are described below.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

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Investing for Your Retirement. If you are eligible, you may set up your account under an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan.  Your financial consultant can help you determine if you are eligible.  Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying spouse.

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Traditional and Roth IRAs. Both IRAs allow most individuals with earned income to contribute up to the lesser of $3,000 or 100% of compensation annually.  In addition, IRA holders age 50 or older may contribute $500 a year more than these limits.

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Simplified Employee Pension Plan (SEP). This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s).  A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

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Profit Sharing or Money Purchase Pension Plan. These plans are open to corporations, partnerships and small business owners (including sole proprietors) to benefit their employees and themselves.

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Section 403(b)(7) Plan. Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

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Coverdell Education Savings Account. This plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18.  Contributions are also allowed on behalf of children with special needs beyond age 18.  Distributions are generally subject to income tax if not used for qualified education expenses.

Minimum Investments

The initial minimum investment amount for all accounts (including tax-deferred accounts) is $2,500.  The minimum subsequent investment is $100. A small account fee of $25 will be charged for all accounts that have balances less than $2,500.

Effective July 1, 2005 , the Advis e r has temporarily waived the minimum investment in the Bryce Capital Growth Fund and the Bryce Capital Value Fund.  This waiver is subject to change upon 30 days prior written notice.

Timing of Requests

Your price per share is the NAV next computed after each Fund or its agents receive your request in good order (as defined below).  All requests received in good order before 4:00 p.m. Eastern Time or the closing of the NYSE, whichever occurs earlier (the “cut off time”), are executed at the NAV computed on that same day.  Requests received after the cut off time (except for requests made in accordance with existing laws on behalf of certain retirement accounts and other omnibus accounts) will receive the next business day’s NAV.  Each Fund will not allow, with its knowledge, illegal “late trading” of its shares. Although each Fund uses its best efforts to prevent illegal “late trading” of its shares, there can be no assurance that it will always be successful.

Receipt of Orders

Shares may only be purchased on days that a Fund is open for business.  Each Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on each Fund’s behalf.  Each Fund does not permit market timing, a trading strategy in which mutual fund shares are bought and sold frequently in order to profit from price differences in different markets, because short-term or other excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.  Accordingly, each Fund reserves the right to refuse purchase orders for any reason, including when it believes that such order reflects an effort by the purchaser to “market time” a Fund.  Although each Fund uses its best efforts to prevent “market timing” of its shares, there can be no assurance that it will always be successful.

In this regard, in compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into Information Sharing Agreements with Gemini Fund Services pursuant to which Gemini is required to provide to the Funds, at the Funds’ request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Gemini is contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Methods of Buying

(1)	(2) TO OPEN AN ACCOUNT	TO ADD TO AN EXISTING ACCOUNT
By Telephone	You may not use telephone transactions for your initial purchase of a Fund’s shares.

If you have elected “Telephone Privileges” by completing the applicable section of the Account Application Form, call the Funds at 1-866-62BRYCE (1-866-622-7923) to place your order.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Pre-established bank account information will be required.

By Mail

Make your check payable to “Bryce Capital Funds.” Forward the check and your application to the address below.  No third party checks will be accepted.  If your check is returned for any reason, a $25 fee will be assessed against your account.

By Regular Mail/Overnight Delivery

Bryce Capital Funds

c/o Gemini Fund Service, LLC

4020 South 147th Street

Omaha, NE  68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler's checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check.  Make you check payable to “Bryce Capital Funds.” Forward the check and stub to the address below:

By Regular Mail/Overnight Delivery Bryce Capital Funds

c/o Gemini Fund Service, LLC

4020 South 147th Street

Omaha, NE  68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler's checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Wire

Forward your application to “Bryce Capital Funds” at the address below, and call 1-866-62BRYCE (1-866-622-7923) to obtain an account number.  Wire funds using the instructions to the right.

By Regular Mail/Overnight Delivery

Bryce Capital Funds

c/o Gemini Fund Service, LLC

4020 South 147th Street

Omaha, NE  68137

Notify the Fund of an incoming wire by calling 1-866-62BRYCE (1-866-622-7923).  Use the following instructions:

First National Bank of Omaha

Omaha, NE  68102

ABA#: 104000016

For Credit to: Bryce Capital Funds

DDA#: 110143093

FBO: (Name of Fund)

         (Name/Title on the Account)

         (Account Number)

Neither a Fund nor its agent is responsible for the consequences of delays resulting from the banking system or from incomplete wiring instructions.

Automatic Investment Plan

Open a Fund account with one of the other methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds at 1-866-62BRYCE(1-866-622-7923).  Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.

Through Your Financial Intermediary	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be process the same day.	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.
By Internet	You may not open an account through the Adviser’s website	You may not purchase shares in an existing account through the Adviser.

If you invest through a third party (rather than directly with Bryce Capital Funds), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Third parties may receive payments from Bryce Capital Funds in connection with their offering of a Fund’s shares to their customers, or for other services.  The receipt of such payments could create an incentive for the third party to offer a Fund instead of other mutual funds where such payments are not received.  Please consult a representative of your plan or financial institution for further information.

Selling Shares

You have the right to sell (“redeem”) all or any part of your shares subject to certain restrictions.  Selling your shares in a Fund is referred to as a “redemption” because the Fund buys back its shares.  We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order.  See “Payment of Redemption Proceeds” for further information.

TO SELL SOME OR ALL OF YOUR SHARES
By Telephone	Call the Funds at 1-866-62BRYCE (1-866-622-7923) to place the order. (Note: For security reasons, requests by telephone will be recorded.)
By Mail

Send a letter instructing the respective Fund to redeem the dollar amount or number of shares you wish.  The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.  See “Signature Guarantees” below.

By Wire	Call the Funds at 1-866-62BRYCE (1-866-622-7923) to request the amount of money you want. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.
By Systematic Withdrawal Plan

The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Funds at 1-866-62BRYCE (1-866-622-7923) to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  Note that this plan my deplete your investment and affect your income or yield.

Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.
By Internet

You may not redeem your shares through the Adviser’s website www.BryceCapital.com.  Shares from an account in any of the Trust’s tax sheltered retirement plans can not be redeemed through The Adviser’s website. For complete information regarding Internet transactions, please see the following section entitled “Transactions Through www.BryceCapital.com.”

Transactions Through www.BryceCapital.com

You are not able to open an account through the website. You may make additional purchases and redeem a Fund’s shares through the Adviser’s website www.brycecapital.com.  To establish Internet transaction privileges you must enroll through the website.  You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You are required to enter into a user’s agreement through the website in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase shares through the website you must also have ACH instructions on your account.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the website.  Each Fund imposes a limit of $50,000 on purchase and redemption transactions through the website.  Transactions through the website are subject to the same minimums as other transaction methods.  You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties.  While each Fund and its service providers have established certain security procedures, each Fund, its distributor and its transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the website is unavailable for transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither Fund, nor the Funds’ transfer agent or the Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

  Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after a Fund or its agents receive your order in good order.  “Good order” means your letter of instruction includes:

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The name of the Fund;

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The number of shares or the dollar amount of shares to be redeemed;

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Signatures of all registered shareholders exactly as the shares are registered; and

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The account number.

Redemptions will be processed by the next business day, but may take up to seven days to be paid if making immediate payment would adversely affect the Fund. Payments of redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.  You may receive the proceeds in one of three ways:

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We can mail a check to your account’s address.  Normally, you will receive your proceeds within seven days after a Fund receives your request in good order, however payment of your proceeds may take up to seven days if making more immediate payment would adversely affect a Fund. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

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We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

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For a $10 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.

Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  This procedure is intended to protect each Fund and its shareholders from loss.

Each Fund’s transfer agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the transfer agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Redemption Fee

Each Fund assesses a redemption fee equal to 2% of the net amount of the redemption on the redemption of its shares that are held for less than 5 business days.  Redemption fees will be paid to the respective Fund to help offset transaction costs.

Each Fund uses the first-in, first-out method to determine the 5-business day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 5 business days, the redemption fee will be assessed.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations:

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If you change ownership on your account

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When you want the redemption proceeds sent to a different address than that registered on the account

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If the proceeds are to be made payable to someone other than the account’s owner(s)

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Any redemption transmitted by federal wire transfer to a bank other than your bank of record

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If a change of address request has been received by the transfer agent within the last 15 days

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For all redemptions of $50,000 or more from any shareholder account

A signature guarantee assures that a signature is genuine.  The signature guarantee protects shareholders from unauthorized account transfers.  The following institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of national securities exchanges.  Call your financial institution to see if they have the ability to guarantee a signature.  A signature guarantee cannot be provided by a notary public.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-62BRYCE (1-866-622-7923) before making the redemption request to determine what additional documents are required.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-866-62BRYCE (1-866-622-7923) before making your request to determine what additional documents are required.

General Transaction Policies

Each Fund reserves the right to:

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Vary or waive any minimum investment requirement.

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Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

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Reject or cancel any purchase or exchange request (but not a redemption request in good order) for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

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Redeem all shares in your account if your balance falls below a Fund’s minimum.  If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  A Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

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Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

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Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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Modify or terminate the exchange privilege after 60 days written notice to shareholders.

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Reject any purchase, redemption or exchange request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to a Fund, the Fund’s transfer agent will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor.  A Fund’s transfer agent may request personalized security codes or other information, and may also record calls.  You should verify the accuracy of your confirmation statements upon receipt and notify the Fund’s transfer agent immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call the Fund at 1-866-62BRYCE (1-866-622-7923) for instructions.

Each Fund does not permit market timing because short-term or other excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, each Fund may reject any purchase order, including exchanges, from market timers or investors that, in the Adviser’s opinion, may be disruptive to a Fund. For these purposes, the Adviser may consider an investor’s trading history in a Fund, and accounts under common ownership or control.

Each Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a Fund or a Fund’s transfer agent has incurred.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact a Fund by telephone, you may also mail the request to the Fund at the address listed under “Methods of Buying.”

In an effort to minimize costs, each Fund starts reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call 1-866-62BRYCE (1-866-622-7923) to request individual copies of these documents.  Each Fund will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker/dealer or other financial organization for details.

Exchange Privileges

An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of another Fund, which may have tax consequences.  As a shareholder you have the privilege of exchanging shares of one Fund with the shares of another Fund.  Before exercising your exchange right, read the Prospectus.  However, you should note the following policies and restrictions governing exchanges:

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Each Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year.  Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

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Each Fund may refuse any exchange purchase for any reason.  For example, the Fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

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The Fund you are exchanging into must be available in your state.

Each Fund may terminate or modify the exchange privilege in the future.

FEDERAL TAX CONSIDERATIONS

Your investment has tax consequences that you should consider.  Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.  Although it is not an investment objective of either Fund, the Adviser takes into account the tax consequences of its investment decisions.  However, there may be occasions when the Adviser’s investment decisions may result in a negative tax consequence for a Fund’s shareholders.

Taxes on Distributions

You may be subject to pay federal income tax and possibly state taxes on all Fund distributions.  Your distributions are taxed in the same manner whether you receive the distributions in cash or additional shares of a Fund.  Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains.  The rate of tax depends on how long a Fund held the securities on which it realized the gains.  All other distributions, including short-term capital gains, are taxed as ordinary income.  Each Fund sends detailed tax information to its shareholders about the amount and type of distributions by January 31st for the prior calendar year.

Avoid “Buying a Dividend”

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Backup Withholding

By law, each Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

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Provide your correct social security or taxpayer identification number,

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Certify that this number is correct

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Certify that you are not subject to backup withholding, and

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Certify that you are a U.S. person (including a U.S. resident alien).

Each Fund also must withhold if the Internal Revenue Service instructs it to do so.  When withholding is required, the amount is 28% of any distributions or proceeds paid.

DISTRIBUTION OF SHARES

Distributor

The Funds are distributed by Northern Lights Fund Distributors, LLC (the “Distributor”) and the Funds’ shares are offered on a continuous basis.

Distribution Plan

On June 28, 2004, the Trust’s Board of Trustees approved, on behalf of each Fund, a Plan of Distribution (the “12b-1 Plan”) that will not be implemented until a later date, to be determined by the Trust’s Board of Trustees. The Adviser has agreed contractually to waive a portion of its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until June 30, 2009, such that the Total Annual Fund Operating Expenses do not exceed 1.25% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  No reimbursement amount will be paid to the Adviser unless the Trust's Board of Trustees has determined in advance that a reimbursement is in the best interest of a Fund and its shareholders.  The 12b-1 Plan allows each Fund to pay distribution fees for the sale and distribution of its shares.  Under the 12b-1 Plan, each Fund may pay the Adviser up to a maximum of 0.25% of the average daily net assets of that Fund for certain activities and expenses of selling that Fund’s shares.  Because the 12b-1 Plan expenses are paid by each Fund on an ongoing basis, over time, these fees will decrease your return and you may pay more than paying other types of sales charges.  These expenses may cause long-term investors to pay more than the economic equivalent of the maximum sales charge permitted by Financial Industry Regulatory Authority(FINRA).

Distributions

As a shareholder, you are entitled to your share of a Fund’s net income and capital gains on its investments.  The Funds pass substantially all of their earnings along to their investors as distributions.  When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend.  A Fund realizes capital gains when it sells securities for a higher price than it paid.  When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution.  Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

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Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

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Short-term capital gains are realized on securities held less than one year and are part of your dividends.

Each Fund distributes dividends and capital gains annually, if any.  These distributions are typically declared in November or December and paid in November or December.  The IRS requires you to report these amounts on your income tax return for the year declared.

You will receive distributions from each Fund in additional shares of that Fund unless you choose to receive your distributions in cash.  If you wish to change the way in which you receive distributions, you should call 1-866-62BRYCE (1-866-622-7923) for instructions.

If you have elected to receive distributions in cash, and the postal or other deliver service returns your check to a Fund as undeliverable, you will not receive interest on amounts represented by the uncashed check.

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the Funds' financial performance during the fiscal year ended June 30, 2008, June 30, 2007 and June 30, 2006. Note that fiscal year 2005 began with the inception of the Funds on September 14, 2004 and is therefore a partial year.  Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). The information in the table below has been audited by Rotenberg & Co., LLP (the “Auditors”). Their report and the Funds' financial statements are included in the Funds' Annual Report to Shareholders, which is available upon request by calling Bryce Funds at 1-866-62BRYCE (1866-622-7923) or on the Funds’ website at www.brycefunds.com.

	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005*
Net Asset Value, Beginning of Period	$ 15.58	$ 13.12	$ 11.20	$ 10.00
Capital Gain and Income distribution	$ 1.12			
Income (Loss) From Investment Operations:				
Net investment loss (1)	$ (0.07)	$ (0.02)	$ (0.05)	$ (0.06)
Net realized and unrealized gain from investment operations (1)	$ 1.41	$ 2.49	$ 1.97	$ 1.26
Total from investment operations	$ 1.34	$ 2.47	$ 1.92	$ 1.20
Net Asset Value, End of Period	$ 15.77	$ 15.59	$ 13.12	$ 11.20
Total Return (2)	8.4%	18.8%	17.0%	12.0%
Ratios/Supplemental Data:				
Net assets, end of period (000s)	$ 11,713	$ 7,441	$ 6,015	$2,959
Ratio of expenses to average net assets, before waiver/reimbursement (3)	1.67%	2.21%	2.63%	7.20%
Ratio of net expenses to average net assets, after waiver/reimbursement (3)	1.22%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets, before waiver/reimbursement (3)	-1.02%	-1.14%	2.02%	-6.23%
Ratio of net investment loss to average net assets, after waiver/reimbursement (3)	-0.05%	-0.17%	-0.37%	-0.65%
Portfolio Turnover Rate	47.25%	20.31%	40.26%	147.52%

BRYCE CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
Bryce Capital Growth Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2008	June 30, 2007	June 30, 2006	June 30, 2005*

Net Asset Value, Beginning of Period	$ 12.39	$ 11.39	$ 10.71	$ 10.00

Income (Loss) From
Investment Operations:
Net investment loss (1)	$ (0.10)	$ (0.06)	$ (0.07)	$ (0.09)
Net realized and unrealized gain (loss)
from investment operations (1)	$ 0.71	$ 1.06	$ 0.75	$ 0.80
Total from investment operations	$ 0.61	$ 1.00	$ 0.68	$ 0.71

Net Asset Value, End of Period	$ 13.04	$ 12.39	$ 11.39	$ 10.71

Total Return (2)	7.2%	8.8%	6.4%	7.1%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 6,180	$ 4,458	$3,937	$2,322
Ratio of expenses to average net
assets, before waiver/reimbursement (3)	2.58%	2.95%	3.41%	7.99%
Ratio of net expenses to average net
assets, after waiver/reimbursement (3)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average
net assets, before waiver/reimbursement (3)	-2.26%	-2.54%	-2.92%	-7.53%
Ratio of net investment loss to average
net assets, after waiver/reimbursement (3)	-0.91%	-0.82%	-0.62%	-1.03%

Portfolio Turnover Rate	51.50%	31.04%	41.91%	123.20%

(1) Per share amount calculated using the average shares method, which more appropriately presents the per share data for the period.

 (2) Total returns are historical and assume changes in the share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.  Had the Adviser not assumed a portion of the expanses, returns would have been lower.

3) Annualized.
* The Growth Fund’s inception date was September 14, 2008

SHAREHOLDER PRIVACY NOTICE

The Trust collects nonpublic personal information about you from the following types of sources:

•

information we receive from you on applications or other forms; and

•

information about your transactions with others, such as your financial adviser, or us.

The Trust will not disclose any nonpublic personal information about you or your account(s) to any non-affiliated third parties, except as permitted by law and only if one of the following conditions are met:

•

the Trust receives your prior written consent;

•

the Trust believes the recipient is your authorized representative; or

•

the Trust is permitted by law to disclose the information, including, but not limited to, the servicing of your account(s).  If you decide to close your account(s) or become an inactive customer, the Trust will adhere to the privacy policies and practices as described herein.

The Trust restricts access to your personal and account information to those employees who need to know that information to provide you products or services.  We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Not a part of the Prospectus

ADDITIONAL INFORMATION

Adviser

Bryce Capital Management, LLC

2 Thornell Road

Pittsford, NY 14534

Legal Counsel

Blank Rome LLP

405 Lexington Ave.

New York, NY 10174

Independent Auditors

Rotenberg & Co., LLP

1870 Winton Road S., Suite 200

Rochester, NY 14618

Transfer Agent

Gemini Fund Services

4020 South 147th Street

Omaha, NE  68137

Custodian

Bank of New York

One Wall Street

New York, NY 10286

Distributor

Northern Lights Fund Distributors , LLC

4020 South 1 47 th Street

Omaha, NE 681 37

Additional information about the Trust and the Funds is included in the SAI, dated October 31, 2008 and the Funds’ Semi-Annual and Annual Reports to Shareholders.  The Annual Report included a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their most recent fiscal year end.  The SAI contains a more detailed, legal description of the Funds’ operations, investment restrictions, policies and practices.  The SAI is incorporated by reference into this Prospectus.  This means that it is legally part of this Prospectus even if you do not request a copy.

For a free copy of the SAI, the Semi-Annual or Annual Reports to Shareholders, or for other information about the Trust or the Funds, please contact us at the address and telephone number below or on the Funds’ website at www.brycefunds.com:

Bryce Capital Management, LLC

2 Thornell Road

Pittsford, NY 14534

1-866-62BRYCE (1-866-622-7923)

You may review and obtain information about the Trust or the Funds (including the SAI) by visiting the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (you may phone 1-202-942-8090 for the location and hours of operation) or the EDGAR Database on the U.S. Securities and Exchange Commission’s internet site at http://www.sec.gov.  You can obtain copies of this information, after paying a duplicating fee, by writing to the U.S. Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act file No. 811- 21575

Bryce Capital Growth Fund (BCFGX)

Bryce Capital Value Fund (BCFVX)

Each a Series of Bryce Capital Funds

October 31, 2008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Bryce Capital Funds (the “Trust”), dated October 31, 2008.  You may obtain a copy of the Trust’s Prospectus, free of charge, by writing to Bryce Capital Management, LLC, 2 Thornell Road, Pittsford, NY, or by calling 866-62BRYCE (866-622-7923) or on the Funds’ website at www.brycefunds.com ..

The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Funds’ most recent Annual Report to Shareholders are incorporated into this Statement of Additional Information by reference to the Funds’ June 30, 2008 Annual Report as filed with the Securities and Exchange Commission.

BRYCE CAPITAL FUNDS

Statement of Additional Information

October 31, 2008

TABLE OF CONTENTS

Page No.

The Funds

3

Investment Policies and Restrictions

3

Investment Adviser

6

Distributor

9

Trustees and Officers

9

Principal Shareholders

14

Performance Information

19

Portfolio Holdings Information

20

Anti-Money Laundering Policy

21

Purchasing and Redeeming Shares

22

Tax Information

22

Portfolio Transactions

26

Custodian

26

Transfer Agent,Fund Accountant and Administrator

26

Auditors

27

Legal Counsel

27

Distribution Plan

27

Financial Staements

27

THE FUNDS

The Bryce Capital Growth Fund (the “Growth Fund”) and the Bryce Capital Value Fund (the “Value Fund”)(each of the funds shall be collectively referred to herein as the “Funds”) each are a separate series of Bryce Capital Funds, a Delaware statutory trust organized on March 29, 2004 (the "Trust").  The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees.  The Funds may issue an unlimited number of shares of beneficial interest with a $0.001 par value.  All shares of the Funds have equal rights and privileges.  Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares in dividends and distributions declared by the respective Fund and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Both of the Funds are diversified investment management companies.  Each Fund has its own investment objectives, restrictions and policies that are more fully described here and in the Trust’s Prospectus.  The Board of Trustees of the Trust may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the Investment Company Act of 1940, as amended (the “1940 Act”) may require the election by Shareholders.  As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of Shareholders under the Declaration of Trust or the 1940 Act.

INVESTMENT POLICIES AND RESTRICTIONS

The Funds’ investment objectives and the manner in which each Fund pursues its investment objectives are generally discussed in the Prospectus. This section provides additional information concerning the types of securities in which each Fund might invest, some of the risks associated with investments in those securities, and each Fund’s investment restrictions.  Each Fund is classified as a diversified management investment company, meaning that at least 75% of the Fund’s assets (valued at the time of investment) will not be invested in more than 10% of the outstanding voting securities of any one issuer, and not more than 5% of the Fund’s assets will be invested in any one issuer, except in the securities of the United States Government and its agencies and instrumentalities. The Funds normally will invest at least 80% of net assets in common stock and securities convertible into common stock.  The Funds may also invest in a variety of other securities.  The principal types of securities in which the Funds may ordinarily invest are described in the Prospectus, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

Common Stocks. The Funds will ordinarily invest at least 80% of their net assets in common stock or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements.  Smaller companies are especially sensitive to these factors.  Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

Foreign Securities. The Funds may invest up to 50% of their assets in common stock of foreign issuers, which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Funds will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Accordingly, there may be less publicly available information about the companies that issue these securities. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Growth Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risks, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Preferred Stock. The Growth Fund and Value Fund may invest in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer’s assets. Dividends on preferred stock are generally payable at the discretion of the issuer’s B oard of Trustees. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer’s creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer’s credit rating.

Companies with Unusual Valuations Based on Many Traditional Methods. The market prices of securities of companies that are growing very quickly and/or the securities of companies that investors believe are addressing large potential markets (such as Internet-related businesses) that may not yet have been realized may reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable. Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income or profits, investments in their securities are accompanied by a substantial risk of loss because of their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause the Fund to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants’ expectations regarding the potential markets, revenues, income or profitability for these types of companies.

Money Market Funds. The Funds may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market funds). As a shareholder of another registered investment company, the Funds would bear their respective pro rata portion of that company’s advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Funds’ shareholders. The Funds may invest in such instruments, subject to the Funds’ fundamental restrictions related to investment in other investment companies and limitations under the 1940 Act.

Restricted and Illiquid Securities. The Funds will not invest more than 15% of their net assets in securities that the Funds’ investment adviser determines, under the supervision of the Trust’s Board of Trustees, to be illiquid and/or restricted.  Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Funds will not invest in such securities in excess of the limit set forth above.

Temporary Defensive Position. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such times, the Funds may hold up to 100% of its portfolio in cash, money market and U.S. Government securities or other investments deemed suitable by the investment adviser. When the Funds take a temporary defensive position, the Funds may not be able to achieve their investment objective.

Portfolio Turnover. The Growth Fund’s portfolio turnover rates for the fiscal years ended June 30, 200 8 and June 30, 2007 were 52 % and 31% respectively. The Value Fund’s portfolio turnover rates for the fiscal years ended June 30, 2008 and June 30, 2007 were 47% and 20% respectively.   Y ou should be aware that the Funds may exceed th ese rate s in any given year.  Higher portfolio turnover activity typically results in higher brokerage costs to the Funds. In addition, higher portfolio turnover rates may result in higher rates of net realized capital gains to the Funds, which may increase the taxable gains incurred by shareholders.

Investment Restrictions. The following is a list of each Fund’s fundamental investment restrictions.  The Fund will not:

1.

Acquire securities of any one issuer that at the time of investment (a) represents more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2.

Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

3.

Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund’s assets at the time of borrowing;

4.

Underwrite the distribution of securities of other issuers, or acquire “restricted” securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933, as amended.

5.

Make margin purchases or short sales of securities;

6.

Invest in companies for the purpose of management or the exercise of control;

7.

Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities);

8.

Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

9.

Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate;

10.

Issue senior securities; and

11.

Invest in commodities, or invest in futures or options on commodities.

The investment restrictions listed above are fundamental policies, and may be changed only with the approval of a majority of the outstanding shares of the respective Fund.  For purposes of these fundamental investment restrictions, the term “majority” of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of a Fund.

The Funds have also adopted the following non-fundamental restrictions that may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

1.

Invest more than 15% of its net assets in securities that are not readily marketable;

2.

Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission and (b) where acquisition results from a dividend or merger, consolidation or other reorganization;

3.

Purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund’s assets (valued at time of investment) in all investment company securities purchased by the Fund;

4.

Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost; or

5.

Invest more than 10% of the Fund’s assets (valued at time of investment) in initial margin deposits of options or futures contracts.

INVESTMENT ADVISER

Bryce Capital Management, LLC (the “Adviser”) was organized as a limited liability corporation under the laws of the State of New York in 1999 and registered as an investment adviser with the Securities and Exchange Commission in October, 2000.  The Adviser provides financial management services to individuals, corporations, and professional organizations in New York and throughout the United States.  As of June 30, 2008, the Adviser managed assets of approximately $ 1 55 million.  The Adviser manages the investment portfolio and the general business affairs of the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust dated June 21, 2004.  Messrs. Dennis E. Lohouse and Edmond D. Sheidlower are principals of the Adviser and Trustees and Officers of the Trust.  Accordingly, Messrs. Lohouse and Sheidlower are considered “affiliated person s ,” as that term is defined in the 1940 Act.  Mr. Sheidlower is portfolio manager for the Fund.

Advisory Agreement. Under the terms of the Advisory Agreement, the Adviser manages the investment operations of each Fund in accordance with each Fund’s investment policies and restrictions.  The Adviser furnishes an investment program for each Fund, determines what investments should be purchased, sold and held.  At all times the Adviser’s actions on behalf of each Fund are subject to the overall supervision and review of the Board of Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be liable for any loss suffered by any Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Adviser’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement. The Advisory Agreement may be continued from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of each Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Pursuant to the Advisory Agreement, the Adviser receives a fee, calculated daily and paid monthly in arrears, at the annual rate of 1.00% of each Fund’s average daily net assets.

Under the terms of the Advisory Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to each Fund including, but not limited to, accounting, administrative, legal (except litigation), dividend disbursing and transfer agent, registrar, custodial, fund share distribution, shareholder reporting, sub-accounting and recordkeeping services.

The effect of the Advisory Agreement and the Expense Limitation Agreement (the “Expense Limitation Agreement”) is to place a “cap” on each Fund’s normal operating expenses at 1.25% of each Fund’s average daily net assets. The only other expenses incurred by the Funds are brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses. Under the Advisory Agreement, the Adviser may, with the Trust’s permission, employ third parties to assist it in performing the various services required of each Fund.

Factors considered by the Board of Trustees in approving the Advisory Agreement .. The Trust’s Board of Trustees( the “ Board” or “ Board of Trustees”) approved the renewal of the Advisory Agreement at the in-person meeting of the Board held on August 8, 2008. The Board of Trustees, including the non-interested Trustees, received materials specifically relating to the Advisory Agreement .. These materials included (1) arrangements in respect of the distribution of the Funds’ shares, (2) the procedures employed to determine the value of the Funds’ assets, (3) the Adviser’s management of the relationships with the Fund s ’ custodian, (4) the resources devoted to the Funds’ investment policies and restrictions and with policies on personal securities transactions, and (5) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Funds’ shareholders.  In considering the Advisory Agreement, the Board of Trustees, including the non-interested Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the non-interested Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board of Trustees, including the non-interested Trustees, considered the benefit to shareholders of investing in a Fund offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

The Adviser’s Personnel and Methods. The Board of Trustees, including the non-interested Trustees, reviewed the background of the Funds’ portfolio managers and the Funds’ investment objectives and disciplines. Among other things they considered the size, education and experience of the Adviser’s investment staff, their use of technology, and the Adviser’s approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services.  The Board of Trustees, including the non-interested Trustees, considered the nature and extent of the Adviser’s supervision of third party service providers.

Expenses. The Board of Trustees, including the non-interested Trustees, considered the estimated Funds’ expense ratios, and expense ratios of a peer group of Funds. It also considered the amount and nature of fees paid by shareholders.

Economies of Scale. The Board of Trustees, including the non-interested Trustees, considered whether there will be economies of scale in respect of the management of the Funds, whether there is potential for realization of any further economies of scale.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of I ndependent C ounsel, the Board of Trustees, including the non-interested Trustees, concluded that the advisory fee structures are fair and reasonable, the Adviser had the capabilities, resources and personnel necessary to manage the Funds and that approval of the Advisory Agreement was in the best interest of each Fund and its shareholders ..

PORTFOLIO MANAGER

Mr. Sheidlower is the portfolio manager responsible for the day to day management of the Funds. The following table shows the number of other accounts managed by Mr. Sheidlower and the total assets in the accounts managed by him as of June 30, 2008:

Account Type

Number of Accounts

Total Assets *

Registered Investment Company

     2

$  18 million

Other Accounts

3 91

$1 01 million

*The Adviser receives no performance  based fees

Material Conflict of Interest .. Where conflicts of interest arise between the Funds and other accounts managed by the portfolio manager, the portfolio manager will proceed in a manner that ensures that the Funds will not be treated materially less favorably.  There may be instances where similar portfolio transactions will be executed for the same security for numerous accounts by the p ortfolio m anager ..  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation .. The portfolio managers ’ compensation is made up of a fixed salary amount, which is not based on the value of assets in the Funds’ portfolios.

DISTRIBUTOR

The Funds have entered into a distribution agreement with Northern Lights Fund Distributors , LLC (the “Distributor”).  The Funds have authorized the Distributor to use appropriate efforts to solicit orders for the sale of shares of each Fund, including such advertising and promotion, as it believes reasonable in connection with such solicitation.

TRUSTEES AND OFFICERS

Overall responsibility for conduct of the Trust’s affairs rests with the Trust’s Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The Trustees serve for an indefinite term and the officers are elected annually.  The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an “interested person” of the Trust, as defined by the 1940 Act, is indicated in a separate table below.  The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by record holders of at least 10% of a Fund’s outstanding shares.  The Trust’s bylaws contain procedures for the removal of Trustees by its shareholders. At any meeting of stockholders, duly called and at which a quorum is present, the shareholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed Trustees.

Independent Trustees

Name and Age	Position(s) Held	Trustee Since	Principal Occupation During the Past 5 Years and Trusteeship of Public Companies*	Number of Portfolios in the Fund Complex Overseen by Trustee**
Todd Campbell, 39	Trustee	2008	Independent Research Firm	2
Kathleen Wright, 59	Trustee	2006	401k Recordkeeping	2
Robert Wayland-Smith, 6 4	Trustee	2004	Retired Financial Services executive	2

                                        *         Please see each Board member’s personal description below.

Interested Trustees

Edmond Sheidlower, 42	Trustee	2004	Principal – Bryce Capital	2
Dennis Lohouse, 5 5	Trustee	2004	Principal – Bryce Capital	2

                                        *

                                        Please see each Board member’s personal description below.

                                        **

                                        The “Fund Complex” includes both Funds.

Description of the Trust’s Board of Trustees

Todd Campbell ~ Mr. Campbell has been providing independent equity research to professional money managers for more than a decade.  In 2003, Mr. Campbell founded E.B. Capital Markets, LLC, an independent research firm serving professional money management firms.  Today, some of the largest money management firms in the country trust the proprietary research developed by Mr. Campbell.  As firm President, Mr. Campbell is responsible for all research and client services.  Prior to founding E.B. Capital Markets, LLC, Mr. Campbell was Vice President and Partner of Alpha Equity Research, an independent equity research firm.  Mr. Campbell’s responsibilities at Alpha Equity Research included developing new research products and institutional sales.  Mr. Campbell was also responsible for Alpha’s individual brokerage business, providing investment services to over 100 high net worth families.  In the past decade, Mr. Campbell’s articles have been featured in the Market Technician’s Association trade journal.  Mr. Campbell’s insights have been featured in various print and online financial publications, including Barron’s & SmartMoney.  Mr. Campbell has also appeared on the financial news network, CNN/fn.  Mr. Campbell is a graduate of the University of New Hampshire, where he studied English, Psychology and Business Administration with a focus on economics.  Mr. Campbell is an Associate Member of the Market Technician’s Association and a former series 7-licensed broker.

Kathleen Wright ~ Ms. Wright brings over 40 years of financial services experience to the Board of Bryce Capital Funds. Her career started at Bausch and Company in their mutual funds division. After moving to Rochester, New York she spent 18 years at The Chase Manhattan Bank as manager of Institutional Trust Services, wherein she managed custody, corporate trust and fiduciary services for institutions and money managers. In 1993 she co-founded Epic Advisors, a nationally recognized TPA and recordkeeping firm, providing 401k and pension plan services to plan sponsors and plan participants.

Epic Advisors was acquired by a regional banking institution in 2005 and Ms. Wright now devotes her entrepreneurial skill and expertise working with not-for-profit organizations in Western New York. She is currently the Chairperson of the Rochester Women’s Foundation.

Robert Wayland-Smith ~ Mr. Wayland-Smith joined Lincoln Rochester Trust Company, a predecessor of JPMorgan Chase & Co., in 1967 as a management trainee in the portfolio and liability management department.  During his 31-year career at the bank he served in a number of senior management positions including municipal dealership, portfolio and liability management, financial and investment services, and personal and institutional trust.  He served as President and CEO of the Rochester Division f r o m 1988 through June 1993.  At the time of his retirement in December 1998, he was the Senior Upstate Trust and Investment Division Executive for the Chase Manhattan Bank.

A native of Oneida, New York, Wayland-Smith graduated from the University of Rochester in 1965 with a Bachelor of Arts degree in Economics.  He has two married daughters who are elementary school teachers.

Active in a number of community and professional organizations, Wayland-Smith currently serves on the Board of Directors of the Greater Rochester Individual Practice Association, the Board of Trustees of Rochester Institute of Technology, the Board of Trustees of the Center for Governmental Research, Inc., Chair of the College Council at SUNY Geneseo, the Board of Trustees of the Oneida Community Mansion House, the Finance and Investor Relations Committee of the Greater Rochester Enterprise, the Prospect Research and Leadership Giving Committees of the United Way and the Development Committee of Hope Hall School.

Edmond D. Sheidlower, CMFC ~ Mr. Sheidlower has 1 9 years of significant investment experience. Prior to co-founding Bryce Capital Management, Ed Sheidlower spent 11 years in the investment business, the last 9 years at Chase Manhattan Bank. In his most recent position he was a Portfolio Manager in Chase's Personal Trust & Investment Asset Management Group, responsible for the management of over $300 million in client assets.

Prior to joining Chase's Personal Trust & Investment Asset Management Group, Ed was a member of Chase's Institutional Asset Management team, where he served as Equity Research coordinator for the Upstate Regional Bank and was associate portfolio manager of Chase’s equity mutual and collective funds.

A 1988 graduate of Hobart College in Geneva, New York, Ed holds a Bachelor of Arts degree in Economics and he has earned the Chartered Mutual Fund Counselor (CMFC) designation.

Dennis E. Lohouse, CFA.  A founding partner of Bryce Capital Management, Dennis began his career in the investment business as a securities analyst in the Equity Research department of Chase Manhattan Bank in 1986. In 1987 he was appointed Director of Research with responsibility for stock research and trading. In that same year he became co-manager of the Trinity Equity Trust , a $200 million diversified equity fund.

In 1990 he moved to Chase's investment banking group and specialized in valuations of corporations and closely held businesses.  Early in 1992, he was named Manager of Chase's Institutional Investment Group.  In 1994, Dennis assumed responsibility for all Upstate Corporate and Institutional businesses and was appointed Chief Investment Officer in January of 1995.  He was also a Managing Director and registered principal of Chase Securities Inc.

He holds an MBA in Finance and Accounting from the William E. Simon School at the University of Rochester, an MS in Economics and a BA in Psychology both from the State University of New York at Buffalo. He has earned the Chartered Financial Analyst (CFA) designation

Board Committees

Audit Committee

The members of the Audit Committee of the Board of Trustees are Mr. Wayland-Smith, Ms. Wright and Mr. Campbell, each an Independent Trustee.  Mr. Wayland-Smith is the chairperson of the Audit Committee.  The Audit Committee oversees the Trust’s financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent registered public accountants and plans to meet at least once annually.

Nominating Committee

The members of the Nominating Committee of the Board of Trustees are all Independent Trustees and are Todd Campbell and Robert Wayland-Smith.  Mr. Campbell is the chairperson of the Nominating Committee.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is from time to time considered necessary or appropriate.  The Nominating Committee will consider shareholder nominees.  Shareholders should send their nominees in writing to the attention of the President at the address of the Trust.  The Nominating committee intends to meet at least once annually.

Valuation Committee

The members of the Valuation Committee of the Board of Trustees are Mr. Wayland-Smith and Mr. Campbell, each an Independent Trustee.  Mr. Wayland-Smith is the chairperson of the Valuation Committee.  The Valuation Committee is responsible for monitoring the valuation of portfolio securities and other investments, and, as required by the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors.  The Valuation Committee intends to meet at least once annually.

Qualified Legal Compliance Committee

The members of the Qualified Legal Compliance Committee (“QLCC”) are Mr. Wayland-Smith, and Mr. Campbell, all of whom are disinterested Trustees.  The QLCC will receive all reports concerning the management of the Trust and will appropriately respond to these inquiries and reports.  An attorney who becomes aware of evidence of a material violation by the Trust, or any officer, Trustee, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The Qualified Legal Compliance Committee intends to meet at least once annually.

Trustees’ Ownership of Fund Shares

The following table shows each Trustee’s beneficial ownership of shares of a Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee.  Information is provided as of December 31, 2007 ..

Name of Trustee	Dollar Range of Value Fund Shares Owned	Dollar Range of Growth Fund Shares Owned	Aggregate Dollar Range of Shares of a ll Funds Overseen in Fund Family * (in millions)
Independent Trustees Todd Campbell	$ 1 0,001 - $ 5 0,000	$10,001 - $50,000	Over $ 100,000
Kathleen Wright	none	none	none
Robert Wayland-Smith	none	none	none

Interested Trustees

Edmond D. Sheidlower $ Over $100,000

  Over $100,000

  Over $ 100,000

Dennis E. Lohouse        $ 10,001 - $ 50,000

  $10,000 - $50,000

  Over $ 100,000

* The “Fund Family” includes both Funds.

Furthermore, as of June 30, 2008, neither the Independent Trustees nor members of their immediate family owned securities beneficially or of record in the Adviser, the Funds’ principal underwriter, or an affiliate of the Adviser or principal underwriter.  Accordingly, neither the Independent Trustees nor members of their immediate family have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Funds’ principal underwriter or any of their affiliates.  In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Funds’ principal underwriter or any affiliate thereof was a party.

Trustee Compensation

The Trust pays a fee to each Independent Trustee in the amount of $500 per meeting attended.  Travel expenses of Trustees who are not affiliated persons of the Adviser or distributor (or any affiliated company of the Adviser or distributor) that are incurred in connection with attending meetings of the Board will also be reimbursed.  No officer of the Trust received compensation from a Fund in excess of $60,000.

Set forth below for each of the Trustees is the aggregate compensation paid to such Trustees by the Trust for the period ended June 30, 2008.

Name	Aggregate Compensation from Trust(1)	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Todd Campbell	$1,000	$0	$0	$1,000
Kathleen Wright	$2,000	$0	$0	$2,000
Robert Wayland-Smith	$2,000	$0	$0	$2,000
Edmond D. Sheidlower	$0	$0	$0	$0
Dennis E. Lohouse	$0	$0	$0	$0

(1)  Trustees fees and expenses are allocated among each Fund.  For the fiscal year ended June 30, 2008, the Trustee fees and expenses were allocated to each Fund as follows: $2,500 to the Growth Fund and $2,500 to the Value Fund.  (2) These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended June 30, 2008.  The Fund Complex is currently comprised of both Funds.

Codes of Ethics

The Trust and the Adviser each have adopted a C ode of E thics under Rule 17j-1 under the 1940 Act and Section 204A and Rule 204A-1 of the Investment Advisory Act respectively that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information.  Under the Code of Ethics, the Trustees are permitted to invest in securities that may also be purchased by each Fund.

In addition, the Trust has adopted a C ode of Ethics, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management.  The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by a Fund; iii) compliance with applicable governmental laws, rule s and regulations;  iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll free 1-866-62BRYCE (866-622-7923) and on the SEC’s website at www.sec.gov ..

PRINCIPAL SHAREHOLDER

A principal shareholder is any person who owns by record or beneficially 5% or more of the outstanding shares of any of the Funds.    As of September 30, 2008 , there was one stockholder of record who held over 5% of the Value Fund: Mr. Craig Curran.

P ERFORMANCE INFORMATION

From time to time, a Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)n = ERV

Where: P = a hypothetical initial investment of $1000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof). The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. Average annual total returns may also be calculated (i) after taxes on distributions and (ii) after taxes on distributions and sale of Fund shares. Average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund’s operations) that would equate the initial amount invested to the ending value, according to the following formula:

P (1+T)n = ATV,

where P = a hypothetical initial payment of $1,000,

T = average annual total return (after taxes on distributions),

n = number of years, and

ATV = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on Fund distributions but not after taxes on redemption. Average annual total return (after taxes on distributions and sale of Fund shares) is calculated in the same manner except that the ending value of the hypothetical $1,000 payment includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Funds may also advertise total return (a “nonstandardized quotation”) which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund’s average annual total returns as described above.

The Funds may also advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1) 6 – 1]

Where: a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursement)

c = the average daily number of shares outstanding during the period that they were entitled to receive dividends

d = the maximum offering price per share on the last day of the period

The Funds’ performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.  The Funds compare their performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Funds’ past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

• Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

• Morningstar, Inc. rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. Investors may use such performance comparisons to obtain a more complete view of a Fund's  performance before investing. Of course, when comparing a Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in a Fund based on monthly reinvestment of dividends over a specified period of time. From time to time the Funds may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Funds may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund. The Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund's portfolio securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services.  In selecting broker-dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Adviser or a Fund. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by a Fund. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of a Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices a Fund pays to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. The Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

The Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund's portfolio is likely to be invested. The Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Adviser by or through brokers.

Certain broker-dealers, which provide quality execution services, also furnish research services to the Adviser. The Adviser has adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, the Adviser may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. The Adviser may also consider sales of a Fund’s shares as a factor in the selection of broker-dealers.

Portfolio securities will not be purchased from or sold to the Adviser or the Distributor , or any affiliated person of either of them acting as principal, except to the extent permitted by rule or order of the SEC.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Trust’s Board of Trustees.  Disclosure of the Funds’ complete holdings is required to be made quarterly in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov , by contacting the Bryce Funds at 1-866-62BRYCE (1-866-622-7923) or on the Funds’ website at www.brycefunds.com.

From time to time rating and ranking organizations such as Standard & Poor s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds.  Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above.  In addition, the Funds’ fund administrator, fund accountant, custodian and transfer agent may receive portfolio holdings information in connection with their services to the Funds.  In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

ANTI-MONEY LAUNDERING POLICY

The Adviser has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA Patriot Act”).  To ensure compliance with this law, the Adviser’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor, and Gemini Fund Services (the “ Transfer Agent ”) have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Adviser will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA Patriot Act.

As a result of the Program, the Adviser may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions will be made at net asset value. The Fund’s net asset value (“NAV”) is determined on days on which the New York Stock Exchange (“NYSE”) is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Trustees. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order. The Fund is open for business on each day that the NYSE is open. The NYSE is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Fund’s share price or NAV per share is normally determined as of 4:00 p.m., Eastern Time. The Fund’s share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund does not charge sales loads or deferred sales loads, the NAV is the offering price for shares of the Fund.

TAX INFORMATION

IN GENERAL

The following discussion is a summary of certain federal income tax considerations generally affecting the Trust, the Fund s of the Trust, and the actual or prospective shareholders of one or more of the Fund s ..  The discussion does not purport to be a complete discussion of the federal income tax consequences of an investment in the Fund and is not intended to constitute tax advice to any person.  The discussion does not address the tax consequences of investing in any Fund under the laws of any state or local government, or the laws of any foreign jurisdiction.  The discussion below does not apply to any specific category of investor or to all categories of investors, some of which may be subject to special rules. Tax issues relating to the Trust generally are not a consideration for shareholders such as tax-exempt entities and tax advantaged retirement vehicles such as an IRA or 401(k) plan.  PERSONS WHO INVEST OR ARE CONSIDERING INVESTING IN THE FUNDS ARE URGED TO CONSULT THEIR TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS.

Tax Rates.  Current tax brackets for individuals for ordinary income are 10%, 15%, 25%, 28%, 33% and 35%; and for long-term capital gains and “qualified dividends” (see below), the maximum rate for individuals is 15%.  Under current law, these rates will be increased for the 2011 taxable year.

DISTRIBUTIONS

Distributions of net investment income.  Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. The Fund may pass-through to its shareholders who are individuals, to be taxed at the applicable capital gains rates, “qualified dividends” the Fund receives.  A “qualified dividend” for this purpose is generally a dividend the Fund receives from a corporation organized under U.S. law, the law of a U.S. possession, or the law of a foreign country (other than a corporation that is a passive foreign investment company”) in the year, or the year immediately preceding the year, in which the corporation distributes the dividend to the Fund, if the foreign country has an income tax treaty with the United States that contains an “adequate” information sharing provision.  The United States Treasury Department has provided guidance on and meets certain other requirements which income tax treaties meet these criteria.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to United States withholding tax on distributions the Fund makes.

Capital gain distributions. Each Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund.    Distributions from net short-term capital gains are taxable to you as ordinary income and do not qualify for the reduced rates applicable to long-term capital gains, but are eligible for the reduced ordinary income rates applicable to individuals.  Any net capital gains the Fund realizes generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

The Funds will inform you of the amount of your income dividends (including “qualified dividends” if you are an individual) and capital gain distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

The Funds intend to elect and qualify or has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board reserves the right not to elect or maintain regulated investment company status for the Funds if it determines this course of action to be beneficial to shareholders. In that case, a Fund would be subject to federal corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund’s earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid Federal excise taxes, the Code requires the Funds to distribute to you by December 31st of each year, at a minimum, the following amounts:

•

98% of its taxable ordinary income earned during the calendar year;

•

98% of its capital gain net income earned during the twelve month period ending October 31; and

•

100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF SHARES

Redemptions. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that, within 30 days before or after the date on which you redeem your shares, you buy other shares in the Fund (through reinvestment of dividends or otherwise). Any loss disallowed under these rules is added to your tax basis in your newly acquired shares.

Deferral of basis. If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in that Fund within 90 days of buying the original shares, the sales charge that might otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES

The income earned on certain U.S. government securities is exempt from state and local income taxes if earned directly by you. States may also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, when a Fund meets minimum investment or reporting requirements. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

For corporate shareholders, it is anticipated that a portion of the dividends paid by the Funds will qualify for the dividends-received deduction (an “eligible dividend”). Corporate shareholders may be allowed to deduct these eligible dividends, thereby reducing the tax that they otherwise would be required to pay. The dividends-received deduction is available only with respect to eligible dividends designated by the Fund as qualifying for this treatment. Eligible dividends generally are limited to dividends a domestic corporation distributes to the Fund.  All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

Each of the investments described above is subject to special tax rules that could affect the amount, timing and/or tax character of income realized by the Fund and distributed to you.

BACKUP WITHHOLDING

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to backup withholding with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of the Fund. An individual’s taxpayer identification number is his or her social security number. Backup withholding is not an additional tax and will be credited against a taxpayer’s regular Federal income tax liability.

PORTFOLIO TRANSACTIONS

The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it is possible that the rate of portfolio turnover may be substantial. You should be aware that the Funds portfolio turnover rate might vary significantly year to year.  Higher portfolio turnover activity typically results in higher brokerage costs to the Funds. In addition, higher portfolio turnover rates may result in higher rates of net realized capital gains to the Funds, which may increase the taxable gains incurred by shareholders.

Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes. Decisions to buy and sell securities for the Fund are made by the Adviser, subject to review by the Trust’s Board of Trustees. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions.

CUSTODIAN

The Bank of New York Mellon has been retained to act as custodian for the Fund’s investments. As custodian, The Bank of New York Mellon, One Wall Street, New York, NY 10286 acts as the Funds ‘depository, keeps safe its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR

The Adviser has retained Gemini Fund Services, 4020 South 147th Street, Omaha, NE  68137, to act as the Funds’ transfer agent.The transfer agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions; receives from the Adviser for its services as transfer agent a fee payable monthly at an annual rate of  $14.00 per account, provided, however, that the minimum fee is $12,000.  In addition, the Adviser pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.   Gemini also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Adviser to perform its duties, the Adviser pays a base fee of $ 2000 per month plus an asset-based fee computed as a percentage of each Fund’s average net assets in excess of $100 million

AUDITORS

The firm of Rotenberg & Co., LLP 1870 Winton Road South, suite 200, Rochester, NY, 14618, an independent member of the BDO Seidman alliance was selected as the Trust’s independent registered public accounting firm for the fiscal year ending June 30, 200 8.   Rotenberg & Co performs an annual audit of each Fund’s financial statements and advises the Funds as to certain accounting matters.

LEGAL COUNSEL

Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, NY 10174-0208 acts as legal counsel to the Trust.

DISTRIBUTION PLAN

As stated in the Prospectus, each Fund has adopted but not implemented a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, which permits the Fund to make payments to the Adviser to pay for sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders.

FINANCIAL STATEMENTS

The Funds’ financial statements and financial highlights appearing in the Funds’ June 30, 2008 Annual Report to Shareholders and the report thereon of the Funds’ independent registered public accounting firm, appearing therein, are incorporated by reference in this Statement of Additional Information.  The Annual Report to Shareholders for the Funds, which contain the referenced statements, is available upon request and without charge.

BRYCE CAPITAL FUNDS

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1) Agreement and Declaration of Trust dated April 1, 2004*

(a)(2) Certificate of Trust as filed with the State of Delaware on March 26, 2004*

(b) By-Laws, effective as of April 1, 2004 *

(c) Instruments Defining Rights of Security Holders *

See Article III, "Shares" and Article V "Shareholders’ Voting Powers and Meetings" of the Registrant’s Agreement and Declaration of Trust. See also, Article II, "Meetings of Shareholders" of the Registrant’s By-Laws.

(d)(1) Management Agreement between the Registrant, on behalf its series, Bryce Capital Growth Fund and Bryce Capital Value Fund and Bryce Capital Management, LLC. **

(d)(2) Expense Limitation Agreement between Registrant, on behalf of its series, and Bryce Capital Management, LLC **

(e) Underwriting Agreement****

(f) Bonus or Profit Sharing Contracts.

Not Applicable.

(g) Custody Agreement between the Registrant and the Bank of New York**

(h)(1) Fund Accounting Service Agreement between the Registrant and Gemini

Fund Services, LLC**

(h)(2) Transfer Agency Service Agreement between the Registrant and Gemini

Fund Services, LLC**

(i) Consent of Counsel: Filed herewith

(j)(1) Consent of Independent Registered Public Accountants: Filed herewith

(j)(2) Power of Attorney: Filed herewith***

(k) Omitted Financial Statements.

Not Applicable.

(l) Initial Capital Agreements.

Not Applicable

(m) Rule 12b-1 Plan**

(n) Rule 18f-3 Plan.

Not Applicable.

(p)(1) Code of Ethics of the Registrant and Bryce Capital Management,

LLC**

(p)(2) Code of Ethics of the Underwriter, Northern Lights Fund Distributors, LLC: Filed herewith

-------

* Incorporated by reference to the Registrants Registration Statement on Form N-1A filed on April 30, 2004

** Incorporated by reference to the Registrant’s Pre-Effective Amendment No.1 to the Registration Statement filed on July 24, 2004.

*** Incorporated by reference to the Registrants Pre-Effective Amendment No.2 to the Registration Statement filed on August 27, 2004.

**** Incorporated by reference to the Registration Post-Effective Amendment No.2 to the Registration Statement filed on October 31, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Article VIII, of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office. Article VIII, provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 4 of Article VIII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Bryce Capital Management, LLC, the Adviser to the Bryce Capital Growth Fund and Bryce Capital Value Fund, is hereby incorporated herein by reference to the section of the Prospectus captions "Management" and to the section of the Statement of Additional Information captioned "Investment Adviser." The information required by this Item 26 with respect to each director, officer or partner of Bryce Capital Management, LLC is incorporated by reference to form ADV filed by Bryce Capital Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No.801-58117).

ITEM 27. PRINCIPAL UNDERWRITER.

(a)Northern Lights Fund Distributors, LLC (“NL”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, New River Funds, the North Country Funds, Northern Lights Fund Trust, Rogé Partners Funds, Saratoga Advantage Trust and XTF Investors Trust.

(b)AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority Inc. The principal business address of NL is 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114. NL is an affiliate of Gemini Fund Services, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NL:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian S. Nielsen	President/Manager/ Secretary	None
Michael J. Neilsen	Chief Compliance Officer	None

(c)

Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request. The Bank of New York Mellon ("BoNY") provides custodian services pursuant to a Custodian Contract between BoNY and the Trust. Gemini Fund Services, LLC ("GFS") provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreement between GFS and the Trust. In such capacities, GFS provides pricing of the Fund’s portfolio securities, keeps records regarding securities and other assets in custody and transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursements made to shareholders. Bryce Capital Management, LLC, pursuant to the Investment Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Funds.

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsford, and the State of New York, on the 27th day of October, 2008.

Bryce Capital Funds

/s/ Dennis E. Lohouse, CFA

Dennis E. Lohouse

Chief Financial Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

SIGNATURE

TITLE

DATE

/s/ Dennis Lohouse*

Dennis Lohouse

Chairman and Treasurer, Trustee

October 27, 2008

/s/ Edmond Sheidlower*

Edmond Sheidlower

President, Trustee

October 27, 2008

/s/ Todd Campbell**

Todd Campbell

Trustee

October 27, 2008

/s/ Robert Wayland-Smith*

Robert Wayland-Smith

Trustee

October 27, 2008

/s/Kathleen Wright**

Trustee

October 27, 2008

Kathleen Wright

SIGNATURE RIDER

* By: __________________________________

Dennis E. Lohouse Pursuant to Power of Attorney dated June 28, 2004. ** By: __________________________________ Dennis E. Lohouse Pursuant to Power of Attorney dated October 15, 2008.

EXHIBIT INDEX

EXHIBITS

EXHIBIT NO.

Consent of Counsel

(j)

Consent of Registered Public Accountants

(j)(1)

Powers of Attorney

(j)(2)

Code of Ethics of the Underwriter, Northern Lights Fund Distributors, LLC

(p)(2)